Note 12 - Income Taxes (Details) - Operating Loss Carryforwards In Thousands, unless otherwise specified	Mar. 31, 2019 Enterprise Tax [Member] USD ($)	Mar. 31, 2019 Enterprise Tax [Member] JPY (¥)	Mar. 31, 2018 Enterprise Tax [Member] USD ($)	Mar. 31, 2018 Enterprise Tax [Member] JPY (¥)	Mar. 31, 2014 Enterprise Tax [Member] USD ($)	Mar. 31, 2014 Enterprise Tax [Member] JPY (¥)	Mar. 31, 2019 Inhabitant Tax [Member] USD ($)	Mar. 31, 2019 Inhabitant Tax [Member] JPY (¥)	Mar. 31, 2018 Inhabitant Tax [Member] USD ($)	Mar. 31, 2018 Inhabitant Tax [Member] JPY (¥)	Mar. 31, 2014 Inhabitant Tax [Member] USD ($)	Mar. 31, 2014 Inhabitant Tax [Member] JPY (¥)	Mar. 31, 2019 Others [Member] USD ($)	Mar. 31, 2019 Others [Member] JPY (¥)	Mar. 31, 2018 Others [Member] USD ($)	Mar. 31, 2018 Others [Member] JPY (¥)	Mar. 31, 2014 Others [Member] USD ($)	Mar. 31, 2014 Others [Member] JPY (¥)
Note 12 - Income Taxes (Details) - Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	$ 2,153	¥ 221,664	$ 370	¥ 38,120	$ 2,523	¥ 259,784	$ 609	¥ 62,745	$ 105	¥ 10,762	$ 714	¥ 73,507	$ 32,430	¥ 3,339,609	$ 3,994	¥ 411,351	$ 36,424	¥ 3,750,960